Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 161,050	$ 3,290	$ 6,580	$ 190	$ 150	$ 171,260
UNITED STATES | Bureau of Land Management [Member]
Total			400			400
UNITED STATES | Department of Interior [Member]
Total			160			160
MEXICO | Ejido Batosegachi [Member]
Total			120			120
MEXICO | Ejido de Palmarejo [Member]
Total			540		10	550
MEXICO | Ejido Guazapares [Member]
Total			3,770		20	3,790
MEXICO | Municipality of Arizpe [Member]
Total				$ 190		190
MEXICO | Secretary of Economy [Member]
Total			410			410
MEXICO | Tesoreria de la Federacion [Member]
Total	$ 161,050	$ 3,290	900			165,240
MEXICO | State of Sonora [Member]
Total			110			110
CANADA | Province of British Columbia [Member]
Total			120			120
CANADA | Tahltan Central Government [Member]
Total			$ 50		$ 120	$ 170